Fair Value of Purchased MSRs, Their Related Valuation Assumptions and Sensitivity to Immediate Changes in Those Assumptions (Detail) (Residential Mortgage, Purchased Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Residential Mortgage | Purchased Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 52,043	$ 65,232
Weighted average life (in years)	14.6	12.7
Weighted average prepayment speed (annual rate)	6.90%	7.90%
Impact on fair value of 10% adverse change	(1,887)	(1,963)
Impact on fair value of 20% adverse change	(3,303)	(3,956)
Weighted average discount rate (annual rate)	11.40%	11.50%
Impact on fair value of 10% adverse change	(2,376)	(2,353)
Impact on fair value of 20% adverse change	$ (4,214)	$ (4,671)